Income Taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Canadian statutory income tax rate	26.50%	26.50%
Provision for income taxes at the Canadian statutory income tax rate	$ 1,565.7	$ 1,299.6
Non-taxable investment income	(182.3)	(25.6)
Tax rate differential on income and losses outside Canada	(473.2)	(256.3)
Change in unrecorded tax benefit of losses and temporary differences	(9.7)	(0.6)
Change in tax rate for deferred income taxes	(132.3)	34.5
Provision (recovery) relating to prior years	(28.8)	1.7
Foreign exchange effect	12.5	(17.0)
Other including permanent differences	61.5	56.2
Provision for income taxes	813.4	$ 1,092.5
Change in Deferred income tax assets	$ 140.8